Income Taxes - Valuation Allowance (Details) - Deferred Tax Valuation Allowance - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Valuation Allowance [Roll Forward]
Balance at Beginning of Year	$ 47	$ 42	$ 43
Charged to Costs and Expenses	14	10	3
Deductions	(5)	(5)	(4)
Balance at End of Year	$ 56	$ 47	$ 42